Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000162155 | Watts Water Technologies, Inc.FR_942749102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000162155 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000162155 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000162155 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000162155 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162155 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162155 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162155 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000162155 | Rush Enterprises, Inc.FR_781846209
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162155 | Primerica, Inc.FR_74164M108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162155 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000162155 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000162155 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000162155 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	7.50%
C000162155 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162155 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000162155 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162155 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	59.50%
C000162155 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000162155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020634 | Watts Water Technologies, Inc.FR_942749102
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020634 | RBC Bearings, Inc.FR_75524B104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000020634 | Woodward, Inc.FR_980745103
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000020634 | Applied Industrial Technologies, Inc.FR_03820C105
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020634 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020634 | SPX Technologies, Inc.FR_78473E103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020634 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020634 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020634 | Rush Enterprises, Inc.FR_781846209
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020634 | Primerica, Inc.FR_74164M108
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020634 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020634 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000020634 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020634 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	7.50%
C000020634 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020634 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000020634 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020634 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	59.50%
C000020634 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000020634 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.30%